UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2008

                 Check here if Amendment [ ]; Amendment Number:
         This Amendment (check only one.)    [  ] is a restatement
                                             [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       BOULDER INVESMENT ADVISERS, L.L.C.
                                     (Name)

                           2344 Spruce Street, Suite A
                             Boulder, Colorado 80302
                                    (Address)

                         Form 13F File Number: 28-10970

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stephen C. Miller
Title:            President
Phone:            (303) 444-5483

Signature, Place, and Date of Signing:

/s/ Stephen C. Miller        Boulder, Colorado           May 14, 2008
     (Signature)                (City, State)               (Date)

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total:     59

Form 13F Information Table Value Total:     $447,717  (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1        28- 10971                  Stewart West Indies Trading Co., Ltd.
                                    (d/b/a Stewart Investment Advisers)
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                           FORM 13F INFORMATION TABLE

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NAME OF ISSUER           TITLE      CUSIP        VALUE       SHRS OR   SH/   PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
                          OF                    (x$1000)     PRN AMT   PRN   CALL   DISCRETION  MANAGERS
                         CLASS                                                                         -----------------------
                                                                                                       SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

   AMERICAN EXPRESS CO     COM     025816109     3,060         70,000  SH           DEFINED       1            70,000

   AMERICAN FINL RLTY TR   COM     02607P305     535           67,388  SH           DEFINED       1            67,388
   AMERICAN INTL GROUP
   INC                     COM     026874107     6,098        141,000  SH           DEFINED       1           141,000

   ANHEUSER BUSCH COS INC  COM     035229103     18,245       384,500  SH           DEFINED       1           384,500

   ASHFORD HOSPITALITY
   TR INC                  COM SHS 044103109     253           44,500  SH           DEFINED       1            44,500

   AVALONBAY CMNTYS INC    COM     053484101     1,824         18,900  SH           DEFINED       1            18,900

   BERKSHIRE HATHAWAY INC  CL A    084670108     133,400        1,000  SH           DEFINED       1             1,000

   BERKSHIRE HATHAWAY INC  CL B    084670207     43,387         9,700  SH           DEFINED       1             9,700

   BURLINGTON NORTHN
   SANTA FE C              COM     12189T104     5,533         60,000  SH           DEFINED       1            60,000

                           SH BEN
   CAMDEN PPTY TR          INT     133131102     1,757         35,000  SH           DEFINED       1            35,000

   CATERPILLAR INC DEL     COM     149123101     6,263         80,000  SH           DEFINED       1            80,000

   CBRE REALTY FINANCE
   INC                     COM     12498B307     49            12,200  SH           DEFINED       1            12,200

   CITIGROUP INC           COM     172967101     3,138        146,500  SH           DEFINED       1           146,500

   CRYSTAL RIV CAP INC     COM     229393301     1,439        161,175  SH           DEFINED       1           161,175

   D R HORTON INC          COM     23331A109     717           45,500  SH           DEFINED       1            45,500

                           SPON ADR
   DIAGEO PLC              NEW     25243Q205     8,132        100,000  SH           DEFINED       1           100,000

   EASTGROUP PPTY INC      COM     277276101     1,988         42,800  SH           DEFINED       1            42,800

   EATON CORP              COM     278058102     16,014       201,000  SH           DEFINED       1           201,000

   FIDELITY NATL
   INFORMATION SV          COM     31620M106     789           20,690  SH           DEFINED       1            20,690

   FIDELITY NATIONAL
   FINANCIAL               CL A    31620R105     863           47,074  SH           DEFINED       1            47,074

   FIRST AMER CORP CALIF   COM     318522307     5,430        160,000  SH           DEFINED       1           160,000

   FLAHERTY & CRMN/CLYMR
   PFD SE                  COM SHS 338478100     9,278        625,200  SH           DEFINED       1           625,200

   FLAHERTY & CRMRN
   CLYMRE T R              COM     338479108     1,955        124,592  SH           DEFINED       1           124,592

                           SH BEN
   GLIMCHER RLTY TR        INT     379302102     2,160        180,600  SH           DEFINED       1           180,600

                           PFD SH
   GLIMCHER RLTY TR        SER F   379302300     565           30,200  SH           DEFINED       1            30,200

                           PFD SH
   GLIMCHER RLTY TR        SER G   379302409     145            8,500  SH           DEFINED       1             8,500

   HCP INC                 COM     40414L109     3,594        106,300  SH           DEFINED       1           106,300

                           SH BEN
   HERSHA HOSPITALITY TR   INT A   427825203     314           14,600  SH           DEFINED       1            14,600

   HIGHWOODS PPTYS INC     COM     431284108     2,169         69,800  SH           DEFINED       1            69,800

   HOME DEPOT INC          COM     437076102     4,196        150,000  SH           DEFINED       1           150,000

   JOHNSON & JOHNSON       COM     478160104     4,541         70,000  SH           DEFINED       1            70,000

   KB HOME                 COM     48666K109     329           13,300  SH           DEFINED       1            13,300

   KILROY RLTY CORP        COM     49427F108     4,258         86,700  SH           DEFINED       1            86,700

                           RED PFD
   LBA REALTY FUND II      SER A   501777205     2,150         50,000  SH           DEFINED       1            50,000

   LEGG MASON INC          COM     524901105     8,807        157,328  SH           DEFINED       1           157,328

                           SH BEN
   LIBERTY PPTY TR         INT     531172104     2,091         67,200  SH           DEFINED       1            67,200

   LTC PPTYS INC           COM     502175102     2,880        112,000  SH           DEFINED       1           112,000

   MACK CALI RLTY CORP     COM     554489104     2,428         68,000  SH           DEFINED       1            68,000

   MAGUIRE PPTYS INC       COM     559775101     292           20,400  SH           DEFINED       1            20,400

   MOODYS CORP             COM     615369105     6,966        200,000  SH           DEFINED       1           200,000
   NATIONWIDE HEALTH
   PPTYS INC               COM     638620104     3,665        108,600  SH           DEFINED       1           108,600

                           PFD
   NEWCASTLE INVT CORP     SER B   65105M207     288           20,000  SH           DEFINED       1            20,000

                           PFD
   NEWCASTLE INVT CORP     SER D   65105M405     310           25,300  SH           DEFINED       1            25,300

   PFIZER INC              COM     717081103     2,093        100,000  SH           DEFINED       1           100,000

   REDWOOD TR INC          COM     758075402     2,726         75,000  SH           DEFINED       1            75,000

   REGENCY CTRS CORP       COM     758849103     971           15,000  SH           DEFINED       1            15,000

   RYLAND GROUP INC        COM     783764103     997           30,300  SH           DEFINED       1            30,300

   STRATEGIC HOTELS &      PFD
   RESORTS                 SER B   86272T403     385           20,000  SH           DEFINED       1            20,000

                           PFD
   STRATEGIC HOTEL         SER C   86272T502     706           37,200  SH           DEFINED       1            37,200

   TANGER FACTORY OUTLET
   CTRS                    COM     875465106     6,594        171,400  SH           DEFINED       1           171,400

   TOLL BROTHERS INC       COM     889478103     592           25,200  SH           DEFINED       1            25,200

   UDR INC                 COM     902653104     1,194         48,700  SH           DEFINED       1            48,700

   VENTAS INC              COM     92276F100     13,527       301,200  SH           DEFINED       1           301,200

                           SH BEN
   VORNADO RLTY TR         INT     929042109     6,724         78,000  SH           DEFINED       1            78,000

   WALGREEN CO             COM     931422109     7,999        210,000  SH           DEFINED       1           210,000

   WAL MART STORES INC     COM     931142103     32,135       610,000  SH           DEFINED       1           610,000

   WASHINGTON MUT INC      COM     939322103     4,043        392,549  SH           DEFINED       1           392,549

   YRC WORLDWIDE INC       COM     984249102     828           63,100  SH           DEFINED       1            63,100

   YUM BRANDS INC          COM     988498101     43,908     1,180,000  SH           DEFINED       1         1,180,000


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